Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 21,115.5		₨ 12,895.7
Additional operating lease commitments with leases which have not yet commenced	1,731.9
Operating lease expense	₨ 14,295.7	$ 188.4	12,820.3
Minimum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	9 years
Maximum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	15 years
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 9,226.0		₨ 10,203.1